Share-based payments - Summary of Fair Value Per Option at Each Grant/Measurements Date Using the Black-Scholes Formula (Detail)	Mar. 12, 2025 shares yr € / shares	Aug. 01, 2024 yr shares € / shares $ / shares	Aug. 01, 2024 yr shares € / shares	Apr. 15, 2024 yr shares € / shares $ / shares	Apr. 15, 2024 yr shares € / shares	Apr. 11, 2024 yr shares € / shares $ / shares	Apr. 11, 2024 yr shares € / shares	Nov. 15, 2023 yr shares € / shares $ / shares	Nov. 15, 2023 yr shares € / shares	Apr. 06, 2023 shares yr $ / shares € / shares	Apr. 06, 2023 shares yr € / shares	Dec. 31, 2025 shares	Dec. 31, 2024 shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets [Line Items]
Number of options | shares												3,951,032	3,869,188	3,830,652	3,181,538
Key management personnel of entity or parent [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets [Line Items]
Exercise price | (per share)	€ 14.74	$ 15.94		$ 20.15		$ 22.31		$ 16.4		$ 8.05
Stock options granted to board of directors [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets [Line Items]
Exercise price | (per share)	€ 14.74					$ 22.31
Black-Scholes formula [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets [Line Items]
Number of options | shares								90,000	90,000	846,000	846,000
Fair value of the options								$ 12.27	€ 12.27	$ 5.92	€ 5.92
Fair value of the ordinary shares								$ 15.12	15.12	$ 7.36	7.36
Exercise price									€ 15.12		€ 7.36
Expected volatility (%)								100.00%	100.00%	100.00%	100.00%
Expected life (years) | yr								6.1	6.1	6.1	6.1
Risk-free interest rate (%)								4.60%	4.60%	3.60%	3.60%
Expected dividend yield								0.00%	0.00%	0.00%	0.00%
Black-Scholes formula [member] | Key management personnel of entity or parent [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets [Line Items]
Number of options | shares	555,000	75,000	75,000	230,000	230,000	485,000	485,000
Fair value of the options	€ 12.19	$ 11.65	€ 11.65	$ 15.41	€ 15.41	$ 16.9	€ 16.9
Fair value of the ordinary shares	14.71	$ 14.43	14.43	$ 18.97	18.97	$ 20.8	20.8
Exercise price	€ 14.74		€ 14.43		€ 18.97		€ 20.8
Expected volatility (%)	105.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Expected life (years) | yr	6.1	6.1	6.1	6.1	6.1	6.1	6.1
Risk-free interest rate (%)	4.30%	4.00%	4.00%	4.70%	4.70%	4.70%	4.70%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Black-Scholes formula [member] | Stock options granted to board of directors [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets [Line Items]
Number of options | shares	75,000					70,000	70,000
Fair value of the options	€ 11.86					$ 16.83	€ 16.83
Fair value of the ordinary shares	14.71					$ 20.8	20.8
Exercise price	€ 14.74						€ 20.8
Expected volatility (%)	105.00%					105.00%	105.00%
Expected life (years) | yr	5.5					5.5	5.5
Risk-free interest rate (%)	4.30%					4.70%	4.70%
Expected dividend yield	0.00%					0.00%	0.00%